Finance income, finance costs and changes in the fair value of financial instruments - Summary of Finance income (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Finance Income Explanatory [Line Items]
Interest income on short-term deposits	£ 173	£ 1
Total	£ 173	£ 1